Net defined benefit assets (liabilities) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Employee Defined Benefit Plan

	2025	2024
Fair value of plan assets	$48,735	$42,488
Defined benefit obligation	(45,122)	(41,042)
Other employee benefits	(392)	(388)
	(45,514)	(41,430)
Net defined benefit assets	$3,221	$1,058

Summary of Details of Defined Benefit Plans
Seniority premium plan: It is a contingent liability that companies must pay to their employees according to article 224 of Panama’s Labor Code according to the following:

Eligibility:	All employees
Benefit:	One week of salary per years of service
Salary:	Average of the 5 prior years of the monthly base salary
Payment:	Lump sum

Summary of Components of Net Benefit Expense
The following table summarizes the components of net benefit expense included under “Wages, salaries, benefits and other employees’ expenses” in the accompanying consolidated statement of profit or loss:

Year ended December 31, 2025	Defined benefit obligation	Fair value of assets	Defined benefit assets (liabilities)
Current service cost	$3,452	$—	$3,452
Interest cost on net benefit obligation	1,948	(1,787)	161
Net periodic benefit cost (income)	$5,400	$(1,787)	$3,613

Year ended December 31, 2024	Defined benefit obligation	Fair value of assets	Defined benefit assets (liabilities)
Current service cost	$2,690	$—	$2,690
Interest cost on net benefit obligation	2,015	(2,205)	(190)
Past service cost	62	—	62
Net periodic benefit cost (income)	$4,767	$(2,205)	$2,562

Year ended December 31, 2023	Defined benefit obligation	Fair value of assets	Defined benefit assets (liabilities)
Current service cost	$2,725	$—	$2,725
Interest cost on net benefit obligation	1,715	(1,641)	74
Past service cost	13	—	13
Net periodic benefit cost (income)	$4,453	$(1,641)	$2,812

Summary of Reconciliation of Net Employee Defined Benefit Liabilities
The following table shows reconciliation from the opening balance to the closing balances for net employee defined benefit liabilities and its components:

	Defined benefit obligation	Fair value of assets	Other employee benefits liability	Net defined benefit assets (liability)
At January 1, 2023	$(30,332)	$31,197	$(361)	$504
Current service cost	(2,725)	—	—	(2,725)
Interest (cost) income	(1,715)	1,641	—	(74)
Past service cost	(13)	—	—	(13)
Return on plan assets	—	(251)	—	(251)
Experience gain (loss)	80	—	—	80
Actuarial changes arising from changes in financial assumptions	2,295	—	—	2,295
Employer contributions	—	4,572	—	4,572
Benefits paid	970	—	—	970
Others	—	—	(12)	(12)
As of December 31, 2023	$(31,440)	$37,159	$(373)	$5,346
Current service cost	(2,690)	—	—	(2,690)
Interest (cost) income	(2,015)	2,205	—	190
Past service cost	(62)	—	—	(62)
Return on plan assets	—	(335)	—	(335)
Experience gain (loss)	(440)	—	—	(440)
Actuarial changes arising from changes in financial assumptions	(5,633)	—	—	(5,633)
Employer contributions	—	4,875	—	4,875
Benefits paid	1,238	(1,416)	—	(178)
Others	—	—	(15)	(15)
As of December 31, 2024	$(41,042)	$42,488	$(388)	$1,058
Current service cost	(3,452)	—	—	(3,452)
Interest (cost) income	(1,948)	1,787	—	(161)
Return on plan assets	—	486		486
Experience gain (loss)	139	—	—	139
Actuarial changes arising from changes in financial assumptions	(815)	—	—	(815)
Employer contributions	—	5,129	—	5,129
Benefits paid	1,996	(1,155)	—	841
Others	—	—	(4)	(4)
As of December 31, 2025	$(45,122)	$48,735	$(392)	$3,221

Summary of Sensitivity Analysis for Actuarial Assumptions
The following were the principal actuarial assumptions at the reporting date:

	2025	2024	2023
Economic assumptions -
Discount rate	4.8%	5.0%	6.7%
Compensation - salary increase	4.0%	4.0%	4.0%
Demographic assumptions -
Mortality	Panama experience
Termination	2003 SoA pension plan
Retirement
Males		62 years
Females		57 years

Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amount shown below:

	December, 31 2025		December, 31 2024		December, 31 2023
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate (0.5% movement)	$1,989	$(2,159)	$1,832	$(1,989)	$1,296	$(1,400)

Summary of Expected Contribution Payments to Defined Benefit Plan
The following payments are expected contributions to the defined benefit plan in future years:

	2025	2024
Up to one year	$5,532	$4,271
One to five years	13,777	13,301
Over five years	23,142	21,288
Total expected payments	$42,451	$38,860